Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
A reconciliation of CNH's statutory and effective income tax rate
Tax provision at the Netherlands statutory rate	25.00%	25.00%	26.00%
Foreign income taxed at different rates	7.00%	9.00%	15.00%
Change in valuation allowance		(3.00%)	(9.00%)
Withholding taxes	2.00%	3.00%	6.00%
Tax contingencies	3.00%	(1.00%)	(16.00%)
Tax credits and incentives	(9.00%)	(4.00%)	(10.00%)
Tax rate and legislative changes		1.00%	6.00%
Other	1.00%		1.00%
Total income tax provision	29.00%	30.00%	19.00%